RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
In August 2019, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On November 4, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 3,450,000 Founder Shares being held by the Sponsor. All share and per-share
amounts have been retroactively restated to reflect the stock dividend. The Founder Shares included an aggregate of up to 199,612 shares that were subject to forfeiture by the Sponsor following the underwriter’s election to partially exercise its over-allotment option. The underwriters’ remaining over-allotment option expired unexercised and, as a result, 199,612 Founder Shares were forfeited and 250,388 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 3,250,388 Founder Share shares outstanding as of December 31, 2019.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a business combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period commencing after a business combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a business combination, or earlier, in either case, if, subsequent to a business combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Effective upon completion of the Business Combination in February 2022, the Founder Shares restrictions were modified.
Administrative Support Agreement
The Company entered into an agreement on November 4, 2019, as amended on November 26, 2019, whereby, commencing on November 4, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay Merida Manager III LLC a total of $5,000 per month for office space, utilities and secretarial and administrative support. In October 2021, the Company ended the $5,000 administrative agreement and as a condition of closing for the Business Combination forfeited accrued administration fees as of September 30, 2021 in the amount of $55,000. As the result of ending the administrative fee for the Company, the outstanding balance for the year ended December 31, 2021 and 2020 was $0 and $50,000, respectively.
Advances — Related Party
In anticipation of the underwriters’ election to fully exercise their over-allotment option, the Sponsor advanced the Company an additional $41,458 to cover the purchase of the additional Private Warrants. At December 31, 2021 and 2020, advances of $16,458 were outstanding and due on demand. The outstanding balance of $16,458 was repaid at the closing of the Business Combination using funds from the Trust Account.
Promissory Note — Related Party
On August 6, 2019, the Company issued an unsecured promissory note to the Sponsor (the “Sponsor Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $100,569 under the Sponsor Promissory Note. The Sponsor Promissory Note was
non-interest
bearing and payable on the earlier of (i) September 30, 2020, (ii) the consummation of the IPO or (iii) the date on which the Company determined not to proceed with the IPO. At December 31, 2021 and 2020, there was $339 outstanding under the Sponsor Promissory Note, which was due on demand as of December 31, 2021. The outstanding balance of $339 was repaid at the closing of the Business Combination using funds from the Trust Account.
On June 25, 2021, the Company issued an unsecured promissory note in the amount of $400,000 to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $400,000 under the Promissory Note. The Promissory Note is non-interest
bearing and payable prior to the consummation of a Business Combination. As of December 31, 2021, there was $400,000 outstanding under the Promissory Note. The outstanding balance of $400,000 was repaid at the closing of the Business Combination using funds from the Trust Account.
On October 13, 2021, the Company issued an unsecured promissory note in the amount of $400,000 to the Sponsor (the “Second Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $400,000 under the Promissory Note. The Promissory Note is non-interest
bearing and payable prior to the consummation of a Business Combination. As of December 31, 2021, there was $400,000 outstanding under the Promissory Note. The outstanding balance of $400,000 was repaid at the closing of the Business Combination using funds from the Trust Account.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest or be converted into warrants at the approval of the stockholders of the Company or target business. The outstanding balance of these loans was repaid at the closing of the Business Combination using funds from the Trust Account.